Consolidated statement of financial position - RUB (₽) ₽ in Millions	Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Property and equipment	₽ 1,417	₽ 1,893
Goodwill and other intangible assets	10,501	10,813
Investments in associates		1,635
Long-term debt securities	1,111	3,495
Long-term loans	267	214
Other non-current assets	812	112
Deferred tax assets	237	209
Total non-current assets	14,345	18,371
Current assets
Trade and other receivables	11,576	7,445
Short-term loans	11,270	5,799
Short-term debt securities	11,976	2,888
Prepaid income tax	463	197
Other current assets	1,262	1,202
Cash and cash equivalents	33,033	47,382
Assets held for sale		31
Total current assets	69,580	64,944
Total assets	83,925	83,315
Equity attributable to equity holders of the parent
Share capital	1	1
Additional paid-in capital	1,876	1,876
Share premium	12,068	12,068
Other reserve	2,376	2,575
Retained earnings	26,822	14,602
Translation reserve	542	554
Total equity attributable to equity holders of the parent	43,685	31,676
Non-controlling interests	155	96
Total equity	43,840	31,772
Non-current liabilities
Long-term debt	4,648	4,923
Long-term deferred income	717
Long-term lease liabilities	334	762
Other non-current liabilities	80	80
Deferred tax liabilities	1,376	1,161
Total non-current liabilities	7,155	6,926
Current liabilities
Trade and other payables	23,365	29,528
Customer accounts and amounts due to banks	7,635	12,301
Short-term debt	86	1,640
Short-term lease liabilities	308	354
VAT and other taxes payable	178	147
Other current liabilities	1,358	647
Total current liabilities	32,930	44,617
Total equity and liabilities	₽ 83,925	₽ 83,315